Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period			3/1/12 - 3/31/12
Determination Date			4/9/2012
Distribution Date			4/16/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$325,818,829.34
2.	Collections allocable to Principal				$13,254,670.87
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$369,083.30

5.	Pool Balance on the close of the last day of the related Collection Period				$312,195,075.17
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				26,913

7.	Initial Pool Balance				$650,000,000.99

			Beginning of Period	End of Period
8.	Note Balances

	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$186,931,546.90		$173,512,149.04
	d.	Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
	e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
	f.	Class C Note Balance	$8,125,000.00		$8,125,000.00

	g.	Note Balance (sum a - f)	$320,931,546.90		$307,512,149.04

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.7507291		0.6968359
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000

	g.	Note Pool Factor	0.4937408		0.4730956

10.	Overcollateralization Target Amount				$4,682,926.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,682,926.13

12.	Weighted Average Coupon			%	9.56%
13.	Weighted Average Original Term			months	65.63
14.	Weighted Average Remaining Term			months	41.76

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,628,755.41
	b.	Liquidation Proceeds allocable to Finance Charge			$310.81
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,629,066.22

16.	Principal:
	a.	Collections allocable to Principal			$13,254,670.87
	b.	Liquidation Proceeds allocable to Principal			$259,703.83
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$13,514,374.70

17.	Total Finance Charge and Principal Collections (15d+16d)				$16,143,440.92
18.	Interest Income from Collection Account				$821.72

19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$16,144,262.64

Available Funds

21.	Available Collections		$16,144,262.64
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$16,144,262.64

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$271,515.69
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$271,515.69

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$219,644.57
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$219,644.57

	m.	Class A-4 Monthly Interest	$139,400.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$139,400.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$144,787.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount		$611,471.73

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,072.92
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount		$8,125,000.00

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))		$9,549,392.41

34.	Reserve Account Deficiency		$0.00

35.	Regular Principal Distributable Amount		$4,682,926.13

36.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

37.	Additional Servicing Fees, if any		$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,629,066.22
	b.	Total Daily Deposits of Principal Collections	$13,514,374.70
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$821.72

	e.	Total Deposits to Collection Account (sum a - d)	$16,144,262.64

40.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$271,515.69
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,958,302.85
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,911,944.10

	f.	Total Withdrawals from Collection Account (sum a - e)	$16,144,262.64

Note Payment Account Activity

41.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$219,644.57
	d.	Class A-4 Interest Distribution	$139,400.00
	e.	Class B Interest Distribution	$144,787.50
	f.	Class C Interest Distribution	$35,072.92

	g.	Class A-1 Principal Distribution	$0.00
	h.	Class A-2 Principal Distribution	$0.00
	i.	Class A-3 Principal Distribution	$13,419,397.86
	j.	Class A-4 Principal Distribution	$0.00
	k.	Class B Principal Distribution	$0.00
	l.	Class C Principal Distribution	$0.00

	m.	Total Deposits to Note Payment Account (sum a - l)	$13,958,302.85

42.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$13,639,042.43
	d.	Class A-4 Distribution	$139,400.00
	e.	Class B Distribution	$144,787.50
	f.	Class C Distribution	$35,072.92

	g.	Total Withdrawals from Note Payment Account (sum a - f)	$13,958,302.85

Certificate Payment Account Activity

43.	Deposits
	a.	Excess Collections	$1,911,944.10
	b.	Reserve Account surplus (Ln 53)	$97.89

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,912,041.99

44.	Withdrawals
	a.	Certificateholder Distribution	$1,912,041.99

	b.	Total Withdrawals from Certificate Payment Account	$1,912,041.99

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$307,512,149.04

46.	Required Reserve Account Amount			$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)			$1,625,000.00
48.	Investment Earnings			$97.89
49.	Reserve Account Draw Amount			$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)			$1,625,097.89
51.	Deposit from Available Funds (Ln 40d)			$0.00
52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist			$97.89

54.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)			$1,625,000.00
55.	Reserve Account Deficiency (Ln46 - Ln54)			$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57.	Amount to be paid to Servicer from the Collection Account			$271,515.69
58.	Amount to be paid to Backup Servicer from the Collection Account			$2,500.00
59.	Amount to be deposited from the Collection Account into the Note Payment Account			$13,958,302.85
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,911,944.10
61.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$97.89
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$13,639,042.43
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$139,400.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account			$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$1,912,041.99

Net Loss and Delinquency Activity

70.	Net Losses with respect to preceding Collection Period			$109,068.66
71.	Cumulative Net Losses			$4,269,237.97
72.	Cumulative Net Loss Percentage			0.6568%
73.	Delinquency Analysis

			Number of Loans	Principal Balance

	a.	31 to 60 days past due	357	$5,052,584.34
	b.	61 to 90 days past due	94	$1,154,128.10
	c.	91 or more days past due	51	$552,840.46

	d.	Total Past Due (sum a-c)	502	6,759,552.90

Servicer Covenant

74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,626,771,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Sr. Vice President, Chief Financial Officer & Treasurer